ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS ACTIVITIES

The accompanying consolidated financial statements reflect the activities of the Company, and each of the following entities:

Name of company	Place of Incorporation / operations	Proportion of voting power held by the Company	Principal activities
GreenVector Holdings Limited	Cayman Islands	Group Holding Company	Investment holding
GreenVector Company Limited	British Virgin Islands	100%	Investment holding
Laputa Eco-Construction Material Company Limited (“Laputa”)	Hong Kong	100%	Manufacturing and sale of environmentally-friendly construction bricks in Hong Kong